SCHEDULE OF ASSETS RETIREMENT OBLIGATIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations, beginning of the year	$ 392,977	$ 260,167	$ 236,412
Obligations recognized		27,859
Obligations derecognized			(287)
Revisions of estimates		68,159	(7,934)
Accretion expense	14,971	36,792	31,976
Asset retirement obligations, ending of the year	$ 407,948	$ 392,977	$ 260,167